Condensed Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Share Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2021		$ 1,098	$ (50,545)	$ 4,202,021	$ (102,064)	$ 4,050,510
Balance, shares at Oct. 31, 2021		10,982,800
Net loss					(3,800,392)	(3,800,392)
Stock-based compensation				6,202		6,202
Issuance of common stock for cash, net		$ 1	40,000	19,999		60,000
Issuance of common stock for cash net, shares		10,000
Issuance of founders’ shares		$ 8	535			543
Issuance of founders' shares, shares		80,000
Issuance of security interest shares to investors		$ 450		1,322,483		1,322,933
Issuance of security interest shares to investors, shares		4,500,000
Issuance of warrants in connection with investor financing				994,091		994,091
Issuance of restricted stock units to outside directors		$ 30		(30)
Issuance of restricted stock units to outside directors, shares		300,000
Issuance of restricted shares to executives		$ 110		(110)
Issuance of restricted stock units to executives, shares		1,100,000
Interest imputed on note payable for acquisition of unproved oil and gas properties				89,237		89,237
Balance at Oct. 31, 2022		$ 1,697	(10,010)	6,633,893	(3,902,456)	2,723,124
Balance, shares at Oct. 31, 2022		16,972,800
Net loss					(3,054,238)	(3,054,238)
Issuance of conversion shares related to the SPA		$ 504		5,164,371		5,164,875
Issuance of conversion shares related to the SPA, shares		5,038,902
Issuance of commitment shares related to the January 2022 SPA		$ 38		1,124,963		1,125,001
Issuance of commitment shares related to the SPA, shares		375,000
Issuance of common shares in IPO, net of underwriting discounts and offering costs		$ 200		3,342,426		3,342,626
Issuance of common shares in IPO, net of underwriting discounts and offering costs, shares		2,000,000
Issuance of pre-funded warrants				4,000		4,000
Stock-based compensation		$ 1		110,984		110,985
Share-based compensation, shares		12,500
Issuance of common stock for cash, net		$ 40		371,960		372,000
Issuance of common stock for cash net, shares		400,000
Balance at Apr. 30, 2023		$ 2,480	(10,010)	16,752,597	(6,956,694)	9,788,373
Balance, shares at Apr. 30, 2023		24,799,202
Balance at Oct. 31, 2022		$ 1,697	(10,010)	6,633,893	(3,902,456)	2,723,124
Balance, shares at Oct. 31, 2022		16,972,800
Issuance of conversion shares related to the January 2022 SPA		$ 504		5,164,371		5,164,875
Issuance of conversion shares related to the SPA, shares		5,038,902
Issuance of common stock upon exercise of warrants, net		$ 245		1,812,390		1,812,635
Issuance of common stock upon exercise of warrants, shares		2,449,466
Stock-based compensation		$ 19		1,044,242		1,044,261
Net loss					(6,544,426)	(6,544,426)
Issuance of common stock for services, net		$ 29		366,630		366,659
Issuance of common stock for services, shares		285,500
Issuance of equity warrants in connection with convertible debt (Tranche #1)				332,630		332,630
Issuance of commitment shares related to the January 2022 SPA		$ 38		1,124,962		1,125,000
Issuance of commitment shares related to the SPA, shares		375,000
Issuance of common shares in IPO, net of underwriting discounts and offering costs		$ 200		3,342,426		3,342,626
Issuance of common shares in IPO, net of underwriting discounts and offering costs, shares		2,000,000
Issuance of pre-funded warrants				4,000		4,000
Share-based compensation, shares		200,000
Issuance of common stock for cash, net		$ 40		371,960		372,000
Issuance of common stock for cash net, shares		400,000
Issuance of restricted stock units under the Equity Incentive Plan		$ 213		(213)
Issuance of restricted stock units under the Equity Incentive Plan, shares		2,125,000
Issuance of common stock for warrants that can be exercised per the Resale S-1/A		$ 120		(120)
Issuance of common stock for warrants that can be exercised per the Resale S-1/A, shares		1,199,848
Balance at Oct. 31, 2023		$ 3,105	(10,010)	20,197,171	(10,446,882)	9,743,384
Balance, shares at Oct. 31, 2023		31,046,516
Balance at Jan. 31, 2023		$ 1,737	(10,010)	7,046,610	(4,720,737)	2,317,600
Balance, shares at Jan. 31, 2023		17,372,800
Net loss					(2,235,957)	(2,235,957)
Issuance of conversion shares related to the SPA		$ 504		5,164,371		5,164,875
Issuance of conversion shares related to the SPA, shares		5,038,902
Issuance of commitment shares related to the January 2022 SPA		$ 38		1,124,963		1,125,001
Issuance of commitment shares related to the SPA, shares		375,000
Issuance of common shares in IPO, net of underwriting discounts and offering costs		$ 200		3,342,426		3,342,626
Issuance of common shares in IPO, net of underwriting discounts and offering costs, shares		2,000,000
Issuance of pre-funded warrants				4,000		4,000
Stock-based compensation		$ 1		70,227		70,228
Share-based compensation, shares		12,500
Balance at Apr. 30, 2023		$ 2,480	(10,010)	16,752,597	(6,956,694)	9,788,373
Balance, shares at Apr. 30, 2023		24,799,202
Balance at Oct. 31, 2023		$ 3,105	(10,010)	20,197,171	(10,446,882)	9,743,384
Balance, shares at Oct. 31, 2023		31,046,516
Issuance of conversion shares related to the January 2022 SPA		$ 1,633		3,321,954		3,323,587
Issuance of conversion shares related to the SPA, shares		16,333,608
Issuance of commitment shares in connection with the April 2024 Financings		$ 150		667,350		667,500
Issuance of commitment shares in connection with the April 2024 Financings, shares		1,500,000
Issuance of common stock upon exercise of warrants, net		$ 170		599,130		599,300
Issuance of common stock upon exercise of warrants, shares		1,700,000
Adjustment related to Resale S-1/A warrants	[1]	$ (45)		45
Adjustment related to Resale S-1/A warrants, shares	[1]	(451,796)
Stock-based compensation				912,530		912,530
Net loss					(5,747,983)	(5,747,983)
Issuance of common stock for services, net		$ 20		95,180		95,200
Issuance of common stock for services, shares		200,000
Issuance of equity warrants in connection with convertible debt (Tranche #1)				151,490		151,490
Balance at Apr. 30, 2024		$ 5,033	(10,010)	25,944,850	(16,194,865)	9,745,008
Balance, shares at Apr. 30, 2024		50,328,328
Balance at Jan. 31, 2024		$ 3,235	(10,010)	21,196,031	(12,148,930)	9,040,326
Balance, shares at Jan. 31, 2024		32,350,090
Issuance of conversion shares related to the January 2022 SPA		$ 1,523		2,977,382		2,978,905
Issuance of conversion shares related to the SPA, shares		15,230,034
Issuance of commitment shares in connection with the April 2024 Financings		$ 150		667,350		667,500
Issuance of commitment shares in connection with the April 2024 Financings, shares		1,500,000
Issuance of common stock upon exercise of warrants, net		$ 170		599,130		599,300
Issuance of common stock upon exercise of warrants, shares		1,700,000
Adjustment related to Resale S-1/A warrants		$ (45)		45
Adjustment related to Resale S-1/A warrants, shares		(451,796)
Stock-based compensation				504,912		504,912
Net loss					(4,045,935)	(4,045,935)
Balance at Apr. 30, 2024		$ 5,033	$ (10,010)	$ 25,944,850	$ (16,194,865)	$ 9,745,008
Balance, shares at Apr. 30, 2024		50,328,328

[1]	Amount is for an adjustment for shares recorded as not exercised but registered in accordance with their warrant agreements.